19. Finance Leases (Details - present value) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Leases Details - Present Value
Current liabilities	$ 1,131,182	$ 921,634	$ 1,856,354
Non-current liabilities	22,799,308	25,154,247	26,020,651
Total	$ 18,279,603	$ 16,976,606	$ 18,374,711